Note 13 - Related Party Transactions (Details Textual) - Chairman and Chief Executive Officer [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investment, Ownership Percentage	100.00%
Revenue from Related Parties	$ 9,000	$ 36,000